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06/30/2001

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	August 1, 2001

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
ADC TELECOM          COM       000886101   115     17489      SH        SOLE
ALTERA CORP          COM       021441100   277      9575      SH        SOLE
AMERICAN INTL GROUP  COM       026874107   437      5142      SH        SOLE
AMERICA ONLINE	     COM       02364J104   415      7836      SH        SOLE
AMGEN INC.           COM       031162100   232      3837      SH        SOLE
ANALOG DEVICES       COM       032654105   225      5224      SH        SOLE
APPLIED MATERIALS    COM       038222105   323      6598      SH        SOLE
BANK OF NEW YORK     COM       064057102   263      5490      SH        SOLE
Bank Of America      COM       060505104   221      3694      SH        SOLE
BIOGEN               COM       090597105   222      3513      SH        SOLE
BOEING CORP.         COM       097023105   342      6157      SH        SOLE
CISCO SYSTEMS        COM       17275R102   238     13103      SH        SOLE
CITIGROUP	     COM       172967101   421      7968      SH        SOLE
DELL COMPUTER	     COM       247025109   386     14765      SH        SOLE
TARGET CORP  	     COM       87612E106   205      5929      SH        SOLE
EMC CORP             COM       268648102   517      7781      SH        SOLE
FANNIE MAE	     COM       313586109   206      2431      SH        SOLE
FLEETBOSTON FINL     COM       339030108   353      8956      SH        SOLE
GENERAL ELECTRIC     COM       369604103   466      9577      SH        SOLE
GENERAL MOTORS	     COM       370442105   424      6591      SH        SOLE
HOME DEPOT           COM       437076102   209      4499      SH        SOLE
INTL. BUS MACHINES   COM       459200101   361      3197      SH        SOLE
INTEL CORP.	     COM       458140100   267      9150      SH        SOLE
MEDTRONIC            COM       585055106   214      4669      SH        SOLE
PHILIP MORRIS CO     COM       718154107   345      6801      SH        SOLE
MERCK & CO.	     COM       589331107   314      4927      SH        SOLE
MICROSOFT CORP.	     COM       594918104   524      7183      SH        SOLE
MORGAN J P           COM       46625H100   213      4794      SH        SOLE
NASDAQ 100           COM       631100104   260      5705      SH        SOLE
NORTEL NETWORKS      COM       656568102    93     10323      SH        SOLE
ORACLE               COM       68389X105   272     14355      SH        SOLE
PFIZER CORP.	     COM       717081103   439     10932      SH        SOLE
QUALCOMM             COM       747525103   293      5021      SH        SOLE
SUN MICROSYSTEMS     COM       866810104   202     12858      SH        SOLE
TARGET CORP.         COM       87612E106   404     11225      SH        SOLE
UPS                  COM       911312106   226      3920      SH        SOLE
VERIZON              COM       92343V104   204      3829      SH        SOLE
WALMART		     COM       931142103   428      8777      SH        SOLE
WASHINGTON MUTUAL    COM       939322103   436     11628      SH        SOLE
EXXON CORP.          COM       302290101   454      5208      SH        SOLE